ACCOUNTS RECEIVABLE, NET - Schedule (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
ACCOUNTS RECEIVABLE, NET
Financial assets		R$ 1,264,059
Current	R$ 5,210,482	4,794,924
Non-current	649,446	703,055
Gross value
ACCOUNTS RECEIVABLE, NET
Current	5,210,482	4,794,924
Non-current	649,446	703,055
Total Customers	5,859,928	5,497,979
Gross value | Supply/Power Supply
ACCOUNTS RECEIVABLE, NET
Current	4,143,112	3,568,103
Non-current	1,201,416	1,573,358
Gross value | Short Term Electric Power - CCEE
ACCOUNTS RECEIVABLE, NET
Current	582,586	336,614
Non-current	280,138	280,138
Gross value | Use of the Electric Grid
ACCOUNTS RECEIVABLE, NET
Current	2,107,085	1,581,756
Non-current	4,348	4,348
Gross value | PROINFA
ACCOUNTS RECEIVABLE, NET
Current		462,608
Gross value | Renegotiated Agreements
ACCOUNTS RECEIVABLE, NET
Current	1,289,224	987,917
Gross value | Due
ACCOUNTS RECEIVABLE, NET
Current	4,875,267
Total Customers	4,875,267
Gross value | Due | Supply/Power Supply
ACCOUNTS RECEIVABLE, NET
Current	2,705,302
Gross value | Due | Short Term Electric Power - CCEE
ACCOUNTS RECEIVABLE, NET
Current	255,878
Gross value | Due | Use of the Electric Grid
ACCOUNTS RECEIVABLE, NET
Current	1,677,256
Gross value | Due | Renegotiated Agreements
ACCOUNTS RECEIVABLE, NET
Current	433,508
Gross value | Overdue up to 90 days
ACCOUNTS RECEIVABLE, NET
Current	698,060
Total Customers	698,060
Gross value | Overdue up to 90 days | Supply/Power Supply
ACCOUNTS RECEIVABLE, NET
Current	477,617
Gross value | Overdue up to 90 days | Short Term Electric Power - CCEE
ACCOUNTS RECEIVABLE, NET
Current	315,171
Gross value | Overdue up to 90 days | Use of the Electric Grid
ACCOUNTS RECEIVABLE, NET
Current	150,290
Gross value | Overdue up to 90 days | Renegotiated Agreements
ACCOUNTS RECEIVABLE, NET
Current	118,763
Gross value | Overdue 90+ days
ACCOUNTS RECEIVABLE, NET
Current	288,039
Total Customers	288,039
Gross value | Overdue 90+ days | Supply/Power Supply
ACCOUNTS RECEIVABLE, NET
Current	900,401
Non-current	9,548
Gross value | Overdue 90+ days | Short Term Electric Power - CCEE
ACCOUNTS RECEIVABLE, NET
Current	11,537
Non-current	280,138
Gross value | Overdue 90+ days | Use of the Electric Grid
ACCOUNTS RECEIVABLE, NET
Current	279,539
Non-current	4,348
Gross value | Overdue 90+ days | Renegotiated Agreements
ACCOUNTS RECEIVABLE, NET
Current	736,953
Gross value | Renegotiated Credits
ACCOUNTS RECEIVABLE, NET
Current	48,679
Non-current	649,446
Total Customers	698,125
Gross value | Renegotiated Credits | Supply/Power Supply
ACCOUNTS RECEIVABLE, NET
Current	59,792
Non-current	1,191,868
Customers, current | Gross value
ACCOUNTS RECEIVABLE, NET
(-) ECL	(2,911,525)	(2,142,074)
Customers, current | Gross value | Due
ACCOUNTS RECEIVABLE, NET
(-) ECL	(667,894)
Customers, current | Gross value | Overdue up to 90 days
ACCOUNTS RECEIVABLE, NET
(-) ECL	(414,527)
Customers, current | Gross value | Overdue 90+ days
ACCOUNTS RECEIVABLE, NET
(-) ECL	(1,817,991)
Customers, current | Gross value | Renegotiated Credits
ACCOUNTS RECEIVABLE, NET
(-) ECL	(11,113)
Customers, non-current | Gross value
ACCOUNTS RECEIVABLE, NET
(-) ECL	(836,456)	R$ (1,154,789)
Customers, non-current | Gross value | Overdue 90+ days
ACCOUNTS RECEIVABLE, NET
(-) ECL	(294,034)
Customers, non-current | Gross value | Renegotiated Credits
ACCOUNTS RECEIVABLE, NET
(-) ECL	R$ (542,422)